CVT
Volatility Managed Moderate Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.1%

Security	Shares	Value
Equity Funds — 46.9%
Financial Select Sector SPDR Fund(1)	16,000	$ 725,120
iShares Core S&P Mid-Cap ETF	28,000	1,744,960
iShares Russell 2000 ETF(1)	10,000	2,208,900
iShares S&P 500 Growth ETF(1)	48,000	4,596,000
iShares S&P 500 Value ETF	18,000	3,549,060
Vanguard FTSE Developed Markets ETF(1)	108,000	5,703,480
Vanguard FTSE Emerging Markets ETF	32,000	1,531,200
Vanguard Real Estate ETF(1)	15,000	1,461,300
Vanguard S&P 500 ETF	23,000	12,136,410
		$33,656,430
Fixed-Income Funds — 47.2%
iShares Core U.S. Aggregate Bond ETF	158,000	$16,000,660
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,000	1,807,680
Vanguard Total Bond Market ETF	214,000	16,073,540
		$33,881,880
Total Exchange-Traded Funds (identified cost $52,640,985)		$67,538,310

Short-Term Investments — 6.1%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	4,177,083	$ 4,177,083
Total Affiliated Fund (identified cost $4,177,083)		$ 4,177,083
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(3)	165,380	$ 165,380
Total Securities Lending Collateral (identified cost $165,380)		$ 165,380
Total Short-Term Investments (identified cost $4,342,463)		$ 4,342,463
Total Investments — 100.2% (identified cost $56,983,448)		$71,880,773
Other Assets, Less Liabilities — (0.2)%		$ (130,498)
Net Assets — 100.0%		$71,750,275

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $5,509,942 and the total market value of the collateral received by the Fund was $5,609,205, comprised of cash of $165,380 and U.S. government and/or agencies securities of $5,443,825.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

CVT
Volatility Managed Moderate Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	2	Long	12/20/24	$581,425	$9,195
E-mini S&P MidCap 400 Index	1	Long	12/20/24	314,860	4,618
MSCI EAFE Index	3	Long	12/20/24	373,170	6,529
					$20,342
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,177,083, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,826,099	$13,205,564	$(12,854,580)	$ —	$ —	$4,177,083	$122,449	4,177,083

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$67,538,310	$ —	$ —	$67,538,310
Short-Term Investments:
Affiliated Fund	4,177,083	—	—	4,177,083
Securities Lending Collateral	165,380	—	—	165,380
Total Investments	$71,880,773	$ —	$ —	$71,880,773
Futures Contracts	$20,342	$ —	$ —	$20,342
Total	$71,901,115	$ —	$ —	$71,901,115

CVT
Volatility Managed Moderate Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.